united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Anchor Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	CLOSED-END FUND - 0.1%
	DEBT FUND - 0.1%
916	Prudential Short Duration High Yield Fund, Inc. ^	$ 15,279
	TOTAL CLOSED-END FUND (Cost - $14,987)

	EXCHANGE TRADED FUND - 34.6%
	DEBT FUND - 34.6%
140,000	SPDR Barclays High Yield Bond ETF	5,405,400
	TOTAL EXCHANGE TRADED FUND (Cost - $5,445,300)

	MUTUAL FUNDS - 22.4%
	DEBT FUND - 22.4%
154,799	Fidelity Capital & Income Fund	1,498,452
267,023	Lord Abbett High Yield Fund - Class I	2,000,000
	TOTAL MUTUAL FUNDS (Cost - $3,500,000)	3,498,452

Principal	PRIVATE NOTES - 9.6%
$ 1,500,000	Aequitas Commercial Finance, LLC, 12.00%, Due 3/9/15 ~(a)	1,500,000
	TOTAL PRIVATE NOTES (Cost - $1,500,000)

	TOTAL INVESTMENTS (Cost - $10,460,287) (b) - 66.7%	$ 10,419,131
	SECURITIES SOLD SHORT (Proceeds - $5,388,205) - (34.4)%	(5,376,000)
	CASH AND OTHER ASSETS LESS LIABILITIES - 67.7%	10,564,203
	NET ASSETS - 100.0%	$ 15,607,334

	SECURITIES SOLD SHORT - (34.4) %
Shares	EXCHANGE TRADED FUND - (34.4)%
	DEBT FUNDS - (34.5)%
(60,000)	iShares iBoxx $ High Yield Corporate Bond ETF	(5,376,000)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,388,205)	$ (5,376,000)

^ All or part of the security was held as collateral for securities sold short as of December 31, 2014.
~Restricted securities. The aggregate value of such securities is 9.6% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $1,500,000 or
9.6% of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes (excluding short positions) is
$10,510,270 and differs from value by unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 292
	Unrealized Depreciation:	(91,431)
	Net Unrealized Depreciation:	$ (91,139)

Anchor Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2014  for the Fund's assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Closed-End Fund		$ 15,279	$ -	$ -	$ 15,279
Exchange Traded Funds		5,405,400	-	-	$ 5,405,400
Mutual Funds		3,498,452	-	-	$ 3,498,452
Private Notes		-	-	1,500,000	$ 1,500,000
Total		$ 8,919,131	$ -	$ 1,500,000	$ 10,419,131

Liabilities		Level 1	Level 2	Level 3	Total
Exchange Traded Fund		$ 5,376,000	$ -	$ -	$ 5,376,000
Total		$ 5,376,000	$ -	$ -	$ 5,376,000

The Fund did not hold any Level 2 during the period presented.
There were no transfers between any Level during the period ended December 31, 2014.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Private Notes
Beginning Balance	$ 1,500,000
Cost of purchases	-
Proceeds from sales	-
Accrued interest	-
Net Transfers in/out of Level 3	-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	-
Ending balance	$ 1,500,000
*includes change in unrealized depreciation attributable to Level 3 investment still held at December 31, 2014 of $0.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2014, the Fund was invested in the following restricted security:

	Initial
Security	Acquisition Date	Principal	Cost	Value	% of Net Assets
Aequitas Commercial Finance, LLC*	9/8/2014	$1,500,000	$1,500,000	$1,500,000	9.60%

*Each security is subject to the Fund’s right to redemption upon 60 days’ notice and may be extended by the borrower in six month increments, if the Fund fails to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/27/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date 2/27/15